Schedule of investments
Delaware Limited-Term Diversified Income Fund	March 31, 2022 (Unaudited)
	Principal amount°	Value (US $)
Agency Asset-Backed Security — 0.00%
Freddie Mac Structured Pass Through Certificates Series T-30 A5 8.61% 12/25/30 ♦, •	2,930	$ 3,020
Total Agency Asset-Backed Security (cost $3,062)		3,020

Agency Collateralized Mortgage Obligations — 2.17%
Fannie Mae Grantor Trust Series 2001-T5 A2 6.975% 6/19/41 •	15,256	16,540
Freddie Mac REMICs Series 5092 WG 1.00% 4/25/31	5,991,940	5,624,071
Freddie Mac Structured Agency Credit Risk REMIC Trust
Series 2020-DNA6 M1 144A 0.999% (SOFR + 0.90%) 12/25/50 #, •	138,421	138,125
Series 2021-DNA1 M1 144A 0.749% (SOFR + 0.65%) 1/25/51 #, •	158,589	158,259
Series 2021-DNA3 M1 144A 0.849% (SOFR + 0.75%) 10/25/33 #, •	1,577,087	1,562,334
Series 2021-DNA5 M1 144A 0.749% (SOFR + 0.65%) 1/25/34 #, •	177,944	177,623
Series 2021-HQA1 M1 144A 0.799% (SOFR + 0.70%) 8/25/33 #, •	835,300	830,859
Series 2021-HQA2 M1 144A 0.799% (SOFR + 0.70%) 12/25/33 #, •	1,111,809	1,101,531
Freddie Mac Structured Pass Through Certificates
Series T-54 2A 6.50% 2/25/43 ♦	527	598
Series T-58 2A 6.50% 9/25/43 ♦	272,443	292,664

GNMA Series 2017-163 KH 3.50% 3/20/44	31,932	31,947
Total Agency Collateralized Mortgage Obligations (cost $10,363,646)		9,934,551

Agency Commercial Mortgage-Backed Securities — 1.58%
Freddie Mac Multifamily Structured Pass Through Certificates
Series K729 A2 3.136% 10/25/24 ♦	2,000,000	2,007,601
Series K734 A1 3.139% 6/25/25 ♦	2,496,344	2,515,172

FREMF Mortgage Trust Series 2015-K720 B 144A 3.425% 7/25/22 #, •	2,700,000	2,704,700
Total Agency Commercial Mortgage-Backed Securities (cost $7,494,783)		7,227,473

NQ-022 [3/22] 5/22 (2218467)    1

Schedule of investments
Delaware Limited-Term Diversified Income Fund (Unaudited)
	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities — 6.45%
Fannie Mae S.F. 15 yr
2.00% 4/1/36	1,212,326	$ 1,178,935
2.50% 8/1/35	991,305	981,205
2.50% 11/1/35	1,709,349	1,691,935
2.50% 7/1/36	33,592	33,250

Fannie Mae S.F. 20 yr 2.50% 7/1/41	594,721	574,920
Fannie Mae S.F. 30 yr
2.00% 12/1/50	86,498	80,565
2.00% 2/1/51	70,272	65,463
2.00% 2/1/51	75,972	70,712
2.50% 10/1/50	243,535	233,663
3.00% 11/1/49	144,759	142,827
3.50% 10/1/42	710,619	725,548
3.50% 7/1/47	124,956	127,435
3.50% 7/1/47	56,802	57,597
3.50% 2/1/48	190,890	193,440
3.50% 11/1/48	92,474	93,530
3.50% 11/1/49	617,688	622,620
3.50% 3/1/50	34,008	34,338
3.50% 9/1/50	692,753	705,290
3.50% 6/1/51	549,544	551,060
3.50% 1/1/52	222,968	224,544
4.00% 6/1/48	135,953	140,309
4.00% 10/1/48	845,787	881,965
4.50% 2/1/44	941,882	1,004,573
4.50% 4/1/44	1,104,397	1,176,554
4.50% 9/1/49	888,575	931,791
4.50% 1/1/50	2,510,813	2,668,667
5.00% 7/1/47	3,589,816	3,881,953
5.00% 8/1/49	1,430,620	1,531,889
5.50% 5/1/44	729,982	799,043
5.50% 5/1/44	272,520	298,308
5.50% 5/1/44	1,401,632	1,536,638
6.00% 6/1/41	279,596	311,133
6.00% 7/1/41	1,391,740	1,554,047
6.00% 7/1/41	1,096,574	1,223,971
6.00% 1/1/42	169,553	189,251
5.00% 5/1/48	322,279	342,263

2    NQ-022 [3/22] 5/22 (2218467)

(Unaudited)
	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)

Freddie Mac S.F. 15 yr 3.00% 3/1/35	451,399	$ 456,068
Freddie Mac S.F. 20 yr 3.00% 9/1/40	257,155	255,249
Freddie Mac S.F. 30 yr
3.00% 11/1/46	278,445	276,772
3.00% 8/1/50	176,126	173,626
3.50% 3/1/47	94,235	96,183
4.00% 5/1/46	104,228	108,490
4.00% 4/1/52	217,000	221,779
4.50% 8/1/48	608,293	636,328
4.50% 4/1/49	141,917	149,192
4.50% 5/1/49	346,693	361,600
6.00% 5/1/39	18,548	20,523
Total Agency Mortgage-Backed Securities (cost $30,984,180)		29,617,042

Collateralized Debt Obligations — 8.59%
Ballyrock CLO Series 2018-1A A1 144A 1.254% (LIBOR03M + 1.00%) 4/20/31 #	2,750,000	2,727,236
Benefit Street Partners CLO IX Series 2016-9A AR 144A 1.364% (LIBOR03M + 1.11%) 7/20/31 #	500,000	498,834
Canyon Capital CLO Series 2019-2A AR 144A 2.224% (LIBOR03M + 1.18%, Floor 1.18%) 10/15/34 #, •	2,800,000	2,771,012
Carlyle Global Market Strategies CLO Series 2014-2RA A1 144A 1.556% (LIBOR03M + 1.05%) 5/15/31 #	985,636	980,291
CBAM Series 2020-13A A 144A 1.684% (LIBOR03M + 1.43%, Floor 1.43%) 1/20/34 #	3,000,000	2,993,520
Cedar Funding IX CLO Series 2018-9A A1 144A 2.043% (LIBOR03M + 0.98%, Floor 0.98%) 4/20/31 #, •	1,500,000	1,486,278
CIFC Funding Series 2013-4A A1RR 144A 1.328% (LIBOR03M + 1.06%, Floor 1.06%) 4/27/31 #, •	2,900,000	2,885,062
Dryden 83 CLO Series 2020-83A A 144A 2.264% (LIBOR03M + 1.22%, Floor 1.22%) 1/18/32 #, •	3,100,000	3,092,603
NQ-022 [3/22] 5/22 (2218467)    3

Schedule of investments
Delaware Limited-Term Diversified Income Fund (Unaudited)
	Principal amount°	Value (US $)

Collateralized Debt Obligations (continued)
Galaxy XXI CLO Series 2015-21A AR 144A 2.083% (LIBOR03M + 1.02%) 4/20/31 #, •	1,500,000	$ 1,485,896
Goldentree Loan Management US CLO 6 Series 2019-6A AR 144A 1.561% (TSFR03M + 1.32%, Floor 1.32%) 4/20/35 #, •	2,800,000	2,788,159
KKR CLO 32 Series 32A A1 144A 2.364% (LIBOR03M + 1.32%, Floor 1.32%) 1/15/32 #, •	1,700,000	1,697,017
LCM XVIII Series 18A A1R 144A 2.083% (LIBOR03M + 1.02%) 4/20/31 #, •	2,200,000	2,183,249
Octagon Investment Partners 33 Series 2017-1A A1 144A 2.253% (LIBOR03M + 1.19%) 1/20/31 #, •	2,650,000	2,637,481
Octagon Investment Partners 48 Series 2020-3A AR 144A 2.213% (LIBOR03M + 1.15%, Floor 1.15%) 10/20/34 #, •	2,900,000	2,869,982
Sound Point CLO XXI Series 2018-3A A1A 144A 1.447% (LIBOR03M + 1.18%, Floor 1.18%) 10/26/31 #, •	3,200,000	3,175,638
TRESTLES CLO V Series 2021-5A A1 144A (LIBOR03M + 1.17%, Floor 1.17%) 10/20/34 #	2,500,000	2,470,385
Venture 34 CLO Series 2018-34A A 144A 1.471% (LIBOR03M + 1.23%, Floor 1.23%) 10/15/31 #, •	700,000	697,401
Zais CLO 16 Series 2020-16A A1R 144A 1.674% (LIBOR03M + 1.42%, Floor 1.42%) 10/20/34 #	2,000,000	1,995,288
Total Collateralized Debt Obligations (cost $39,498,464)		39,435,332

Corporate Bonds — 62.92%
Banking — 15.47%
Ally Financial 5.75% 11/20/25	1,511,000	1,590,250
Banco Bradesco 144A 4.375% 3/18/27 #	200,000	200,503
Banco Continental 144A 2.75% 12/10/25 #	585,000	535,389
Banco de Bogota 144A 6.25% 5/12/26 #	200,000	204,759
Banco de Credito del Peru 144A 2.70% 1/11/25 #	200,000	194,994
Banco de Credito e Inversiones 144A 4.00% 2/11/23 #	200,000	202,846
Banco del Estado de Chile 144A 2.704% 1/9/25 #	220,000	218,539
Banco Santander 3.50% 4/11/22	2,800,000	2,801,203
4    NQ-022 [3/22] 5/22 (2218467)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)
Banco Santander Mexico
144A 4.125% 11/9/22 #	150,000	$ 151,192
144A 5.95% 10/1/28 #, μ	200,000	204,938

Bancolombia 3.00% 1/29/25	215,000	209,367
Bank of America
1.843% 2/4/25 μ	3,125,000	3,056,835
3.458% 3/15/25 μ	4,345,000	4,373,114
4.10% 7/24/23	340,000	347,546

Bank of China 144A 5.00% 11/13/24 #	200,000	208,076
Bank of Georgia 144A 6.00% 7/26/23 #	200,000	195,000
Bank of Ireland Group 144A 2.029% 9/30/27 #, μ	425,000	385,895
Bank of Montreal 1.85% 5/1/25	605,000	581,876
Barclays Bank 1.70% 5/12/22	2,660,000	2,661,489
BBVA Bancomer
144A 1.875% 9/18/25 #	1,115,000	1,063,760
144A 6.75% 9/30/22 #	150,000	152,633

CIMB Bank 144A 2.125% 7/20/27 #	200,000	189,499
Citigroup
1.281% 11/3/25 μ	1,960,000	1,866,940
2.014% 1/25/26 μ	1,600,000	1,541,477
4.044% 6/1/24 μ	2,430,000	2,461,812

Credit Agricole 144A 1.907% 6/16/26 #, μ	650,000	614,303
Credit Suisse Group 144A 2.593% 9/11/25 #, μ	2,295,000	2,218,768
Emirates NBD Bank 2.625% 2/18/25	200,000	196,031
Goldman Sachs Group
0.925% 10/21/24 μ	3,535,000	3,428,421
1.074% (SOFR + 0.81%) 3/9/27 •	4,905,000	4,788,721
1.542% 9/10/27 μ	179,000	163,843
3.615% 3/15/28 μ	40,000	39,994

ICICI Bank 3.25% 9/9/22	320,000	320,299
JPMorgan Chase & Co.
0.863% (SOFR + 0.58%) 3/16/24 •	1,310,000	1,306,333
1.02% ( 4/22/27	955,000	937,718
2.545% 11/8/32 μ	240,000	219,629
4.023% 12/5/24 μ	7,650,000	7,775,735
4.60% 2/1/25 μ, ψ	265,000	256,056
KeyBank
2.40% 6/9/22	500,000	500,953
3.18% 10/15/27	1,990,000	1,994,803

Kookmin Bank 144A 2.875% 3/25/23 #	200,000	200,988
NQ-022 [3/22] 5/22 (2218467)    5

Schedule of investments
Delaware Limited-Term Diversified Income Fund (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)
Morgan Stanley
0.731% 4/5/24 μ	2,735,000	$ 2,680,095
1.164% 10/21/25 μ	945,000	898,524
2.475% 1/21/28 μ	205,000	195,737
2.75% 5/19/22	1,195,000	1,197,110
3.737% 4/24/24 μ	350,000	353,663

National Securities Clearing 144A 1.20% 4/23/23 #	910,000	902,366
NBK SPC 144A 1.625% 9/15/27 #, μ	200,000	183,211
NongHyup Bank 144A 0.875% 7/28/24 #	200,000	190,800
Nordea Bank 144A 0.625% 5/24/24 #	3,580,000	3,411,741
Oversea-Chinese Banking 144A 4.25% 6/19/24 #	200,000	204,069
Popular 6.125% 9/14/23	523,000	537,199
QNB Finance
2.625% 5/12/25	250,000	244,862
3.50% 3/28/24	380,000	381,979

State Street 1.684% 11/18/27 μ	660,000	620,159
Toronto-Dominion Bank 0.606% (SOFR + 0.355%) 3/4/24 •	3,960,000	3,939,505
Truist Bank 2.636% 9/17/29 μ	2,480,000	2,440,130
US Bancorp 2.215% 1/27/28 μ	225,000	215,174
US Bank 3.40% 7/24/23	1,630,000	1,652,256
Wells Fargo & Co. 3.526% 3/24/28 μ	180,000	179,782
		70,990,889
Basic Industry — 2.41%
Avient 144A 5.75% 5/15/25 #	1,540,000	1,583,582
First Quantum Minerals 144A 7.50% 4/1/25 #	1,585,000	1,610,740
Gold Fields Orogen Holdings BVI 144A 5.125% 5/15/24 #	250,000	255,357
Inversiones CMPC 144A 4.75% 9/15/24 #	1,720,000	1,769,459
JSW Steel 144A 3.95% 4/5/27 #	200,000	188,453
MEGlobal Canada 144A 5.00% 5/18/25 #	200,000	206,644
New Gold 144A 6.375% 5/15/25 #	166,000	166,135
Nutrien 1.90% 5/13/23	1,995,000	1,981,155
OCP 144A 4.50% 10/22/25 #	835,000	838,850
Sasol Financing USA 4.375% 9/18/26	200,000	191,353
Sociedad Quimica y Minera de Chile 144A 3.625% 4/3/23 #	200,000	203,867
Steel Dynamics 2.80% 12/15/24	1,455,000	1,440,650
Stillwater Mining 144A 4.00% 11/16/26 #	200,000	192,800
Suzano Austria 144A 5.75% 7/14/26 #	200,000	214,825
6    NQ-022 [3/22] 5/22 (2218467)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Basic Industry (continued)
Volcan Cia Minera 144A 4.375% 2/11/26 #	200,000	$ 191,758
		11,035,628
Brokerage — 0.04%
XP 144A 3.25% 7/1/26 #	200,000	189,654
		189,654
Capital Goods — 3.51%
Carlisle 0.55% 9/1/23	1,015,000	983,906
L3Harris Technologies 3.85% 12/15/26	215,000	219,531
Mauser Packaging Solutions Holding 144A 5.50% 4/15/24 #	847,000	844,787
Roper Technologies 2.35% 9/15/24	4,345,000	4,279,858
Spirit AeroSystems 144A 5.50% 1/15/25 #	1,240,000	1,244,786
Teledyne Technologies 0.95% 4/1/24	5,745,000	5,518,952
TransDigm 144A 8.00% 12/15/25 #	1,232,000	1,289,793
Turkiye Sise ve Cam Fabrikalari 144A 6.95% 3/14/26 #	200,000	197,600
Welbilt 9.50% 2/15/24	597,000	608,821
WESCO Distribution 144A 7.125% 6/15/25 #	886,000	922,689
		16,110,723
Communications — 3.85%
AMC Networks 5.00% 4/1/24	610,000	609,277
Artera Services 144A 9.033% 12/4/25 #	680,000	680,272
Charter Communications Operating 4.908% 7/23/25	1,515,000	1,572,537
Clear Channel International 144A 6.625% 8/1/25 #	675,000	687,656
Fox 4.03% 1/25/24	5,265,000	5,378,206
IHS Holding 144A 5.625% 11/29/26 #	200,000	190,196
Ooredoo International Finance 144A 5.00% 10/19/25 #	200,000	213,377
Rogers Communications 144A 3.20% 3/15/27 #	1,965,000	1,937,536
Sirius XM Radio 144A 3.125% 9/1/26 #	250,000	236,701
Sprint Spectrum 144A 4.738% 9/20/29 #	337,500	344,733
Tencent Holdings 144A 3.28% 4/11/24 #	200,000	198,992
Time Warner Entertainment 8.375% 3/15/23	1,795,000	1,890,783
T-Mobile USA 3.50% 4/15/25	510,000	513,898
Turk Telekomunikasyon 144A 4.875% 6/19/24 #	200,000	191,828
Verizon Communications 0.75% 3/22/24	3,135,000	3,035,874
		17,681,866
Consumer Cyclical — 5.22%
Aptiv 2.396% 2/18/25	1,320,000	1,287,193
BMW US Capital 144A 0.75% 8/12/24 #	1,810,000	1,720,789
Boyd Gaming 144A 8.625% 6/1/25 #	556,000	584,684
NQ-022 [3/22] 5/22 (2218467)    7

Schedule of investments
Delaware Limited-Term Diversified Income Fund (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Cyclical (continued)
Carnival 144A 7.625% 3/1/26 #	947,000	$ 954,292
Daimler Trucks Finance North America 144A 1.625% 12/13/24 #	2,125,000	2,030,832
Ford Motor Credit
2.30% 2/10/25	200,000	190,067
3.375% 11/13/25	1,635,000	1,599,897
General Motors Financial
1.017% (SOFR + 0.76%) 3/8/24 •	2,695,000	2,677,287
3.45% 4/10/22	2,155,000	2,155,751
4.15% 6/19/23	2,850,000	2,893,171

IRB Holding 144A 7.00% 6/15/25 #	177,000	184,341
JD.com 3.875% 4/29/26	430,000	428,542
Kia
144A 1.00% 4/16/24 #	250,000	238,970
144A 2.375% 2/14/25 #	200,000	194,591

Magallanes 144A 3.638% 3/15/25 #	1,120,000	1,127,999
MGM Resorts International 5.75% 6/15/25	2,300,000	2,361,076
Prime Security Services Borrower 144A 5.25% 4/15/24 #	1,008,000	1,033,573
Sands China 3.80% 1/8/26	200,000	190,250
Scientific Games International 144A 5.00% 10/15/25 #	1,515,000	1,552,875
VF 2.40% 4/23/25	580,000	567,749
		23,973,929
Consumer Non-Cyclical — 5.98%
AbbVie
2.60% 11/21/24	3,625,000	3,603,271
3.75% 11/14/23	340,000	346,681

Bausch Health 144A 6.125% 4/15/25 #	1,100,000	1,110,313
Bidvest Group UK 144A 3.625% 9/23/26 #	200,000	187,754
Cigna
1.131% (LIBOR03M + 0.89%) 7/15/23 •	2,055,000	2,070,345
3.75% 7/15/23	507,000	514,546

CK Hutchison International 17 2.875% 4/5/22	200,000	200,012
Conagra Brands 0.50% 8/11/23	1,295,000	1,254,238
DP World Crescent 144A 3.908% 5/31/23 #	615,000	622,834
Gilead Sciences 3.70% 4/1/24	1,615,000	1,644,540
Global Payments
1.50% 11/15/24	1,485,000	1,421,113
2.65% 2/15/25	1,723,000	1,687,605

HCA 144A 3.125% 3/15/27 #	150,000	146,800
Mondelez International 1.50% 5/4/25	1,210,000	1,157,070
8    NQ-022 [3/22] 5/22 (2218467)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Non-Cyclical (continued)

Ortho-Clinical Diagnostics 144A 7.375% 6/1/25 #	744,000	$ 767,447
PayPal Holdings 1.35% 6/1/23	3,025,000	3,017,303
Royalty Pharma 1.20% 9/2/25	3,690,000	3,398,370
Takeda Pharmaceutical 4.40% 11/26/23	1,850,000	1,896,668
Teva Pharmaceutical Finance Netherlands III
4.75% 5/9/27	250,000	240,300
6.00% 4/15/24	250,000	256,557

Viatris 1.65% 6/22/25	2,035,000	1,895,961
		27,439,728
Electric — 8.03%
AEP Texas 2.40% 10/1/22	3,310,000	3,315,541
Avangrid 3.20% 4/15/25	885,000	883,195
Azure Power Energy 144A 3.575% 8/19/26 #	192,740	183,753
CenterPoint Energy 0.847% SOFR + 0.65% 5/13/24 •	5,580,000	5,538,302
Cleveland Electric Illuminating 5.50% 8/15/24	2,580,000	2,721,581
CLP Power Hong Kong Financing 2.875% 4/26/23	200,000	200,349
Duke Energy 4.875% 9/16/24 μ, ψ	1,030,000	1,043,524
Engie Energia Chile 144A 4.50% 1/29/25 #	1,540,000	1,586,154
Entergy 4.00% 7/15/22	1,895,000	1,900,151
Entergy Louisiana 4.05% 9/1/23	2,030,000	2,070,630
Eversource Energy 2.90% 3/1/27	290,000	284,656
ITC Holdings 2.70% 11/15/22	3,325,000	3,335,750
National Rural Utilities Cooperative Finance 1.875% 2/7/25	1,720,000	1,668,065
NRG Energy 144A 3.75% 6/15/24 #	2,535,000	2,527,161
Southern California Edison 1.10% 4/1/24	4,155,000	4,012,542
Vistra Operations 144A 3.55% 7/15/24 #	2,825,000	2,800,305
WEC Energy Group 0.80% 3/15/24	2,895,000	2,780,082
		36,851,741
Energy — 4.69%
Cheniere Corpus Christi Holdings 7.00% 6/30/24	1,955,000	2,081,141
ConocoPhillips 2.40% 3/7/25	1,360,000	1,345,284
Devon Energy 5.25% 9/15/24	853,000	891,959
Enbridge
0.55% 10/4/23	735,000	712,691
0.608% (SOFR + 0.40%) 2/17/23 •	1,705,000	1,703,608
2.50% 2/14/25	1,040,000	1,017,689

Greenko Mauritius 144A 6.25% 2/21/23 #	210,000	212,541
MPLX 4.875% 12/1/24	1,955,000	2,026,476
Murphy Oil 5.75% 8/15/25	1,237,000	1,262,507
NQ-022 [3/22] 5/22 (2218467)    9

Schedule of investments
Delaware Limited-Term Diversified Income Fund (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Energy (continued)

NuStar Logistics 5.75% 10/1/25	1,077,000	$ 1,099,116
Occidental Petroleum 5.50% 12/1/25	1,247,000	1,314,213
ONEOK 7.50% 9/1/23	2,985,000	3,140,267
Pertamina Persero 144A 1.40% 2/9/26 #	200,000	185,464
Petroleos Mexicanos 4.625% 9/21/23	130,000	131,676
Qatar Energy 144A 1.375% 9/12/26 #	200,000	186,961
Sabine Pass Liquefaction 5.75% 5/15/24	2,575,000	2,696,310
Saudi Arabian Oil 144A 1.625% 11/24/25 #	205,000	194,782
Schlumberger Holdings 144A 3.75% 5/1/24 #	930,000	947,538
Southwestern Energy 5.95% 1/23/25	188,000	196,780
Tengizchevroil Finance Co International 144A 2.625% 8/15/25 #	200,000	177,500
		21,524,503
Finance Companies — 4.41%
AerCap Ireland Capital DAC
1.65% 10/29/24	1,215,000	1,148,473
3.15% 2/15/24	3,905,000	3,844,602
Air Lease
0.80% 8/18/24	1,755,000	1,654,538
2.875% 1/15/26	875,000	845,656
3.00% 9/15/23	1,225,000	1,220,401

Aviation Capital Group 144A 1.95% 1/30/26 #	2,940,000	2,703,751
Avolon Holdings Funding 144A 3.95% 7/1/24 #	4,960,000	4,947,745
BOC Aviation USA 144A 1.625% 4/29/24 #	200,000	192,228
DAE Sukuk DIFC 144A 3.75% 2/15/26 #	200,000	195,365
SURA Asset Management 144A 4.875% 4/17/24 #	620,000	630,391
USAA Capital 144A 1.50% 5/1/23 #	2,900,000	2,874,613
		20,257,763
Financials — 0.11%
Citigroup 3.07% 2/24/28 μ	275,000	268,143
US Bancorp 2.677% 1/27/33 μ	235,000	223,674
		491,817
Information Technology — 0.20%
S&P Global 144A 2.45% 3/1/27 #	945,000	920,646
		920,646
Insurance — 3.83%
AIA Group 3.125% 3/13/23	210,000	210,956
Athene Global Funding
144A 0.931% (SOFR + 0.70%) 5/24/24 #, •	2,055,000	2,031,219
10    NQ-022 [3/22] 5/22 (2218467)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Insurance (continued)
Athene Global Funding
144A 1.00% 4/16/24 #	2,535,000	$ 2,425,968
Brighthouse Financial Global Funding
144A 1.00% 4/12/24 #	2,145,000	2,055,874
144A 1.051% (SOFR + 0.76%) 4/12/24 #, •	1,745,000	1,749,765

Equitable Financial Life Global Funding 144A 0.80% 8/12/24 #	765,000	726,409
Equitable Holdings 3.90% 4/20/23	1,355,000	1,373,890
F&G Global Funding 144A 0.90% 9/20/24 #	1,945,000	1,835,211
GA Global Funding Trust 144A 1.00% 4/8/24 #	4,115,000	3,942,323
USI 144A 6.875% 5/1/25 #	1,194,000	1,199,958
		17,551,573
Real Estate — 0.28%
Goodman HK Finance 4.375% 6/19/24	200,000	204,252
HAT Holdings I 144A 6.00% 4/15/25 #	821,000	842,568
Kaisa Group Holdings 9.375% 6/30/24 ‡	200,000	39,100
Trust Fibra UNO 144A 5.25% 1/30/26 #	200,000	206,851
		1,292,771
Technology — 1.73%
Baidu 1.72% 4/9/26	200,000	184,541
International Business Machines 3.00% 5/15/24	1,280,000	1,289,087
Microchip Technology
144A 0.983% 9/1/24 #	2,305,000	2,184,287
4.333% 6/1/23	615,000	625,032

NXP 144A 2.70% 5/1/25 #	100,000	97,032
SK Hynix 144A 1.50% 1/19/26 #	620,000	574,212
Skyworks Solutions 0.90% 6/1/23	2,885,000	2,821,827
Workday
3.50% 4/1/27	65,000	65,027
3.70% 4/1/29	95,000	95,298
		7,936,343
Technology & Electronics — 0.50%
Sensata Technologies
144A 5.00% 10/1/25 #	1,800,000	1,827,747
144A 5.625% 11/1/24 #	465,000	481,761
		2,309,508
NQ-022 [3/22] 5/22 (2218467)    11

Schedule of investments
Delaware Limited-Term Diversified Income Fund (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Transportation — 2.20%
Adani Ports & Special Economic Zone 144A 3.375% 7/24/24 #	235,000	$ 231,602
Canadian Pacific Railway 1.35% 12/2/24	2,295,000	2,202,623
DAE Funding 144A 1.55% 8/1/24 #	200,000	189,067
Delta Air Lines
144A 7.00% 5/1/25 #	2,041,000	2,187,817
7.375% 1/15/26	476,000	517,460

Mileage Plus Holdings 144A 6.50% 6/20/27 #	1,130,000	1,179,437
Misc Capital Two Labuan 144A 3.75% 4/6/27 #	200,000	198,950
Spirit Loyalty Cayman 144A 8.00% 9/20/25 #	581,999	620,842
Triton Container International 144A 1.15% 6/7/24 #	2,725,000	2,586,947
United Airlines 144A 4.375% 4/15/26 #	175,000	172,375
		10,087,120
Utilities — 0.46%
Fells Point Funding Trust 144A 3.046% 1/31/27 #	270,000	259,270
Sempra Energy 3.30% 4/1/25	1,475,000	1,478,398
Southern California Gas 2.95% 4/15/27	390,000	385,092
		2,122,760
Total Corporate Bonds (cost $299,223,050)		288,768,962

Non-Agency Asset-Backed Securities — 7.55%
ARI Fleet Lease Trust Series 2018-B A2 144A 3.22% 8/16/27 #	6,325	6,327
Avis Budget Rental Car Funding AESOP
Series 2017-1A A 144A 3.07% 9/20/23 #	1,000,000	1,002,997
Series 2019-2A A 144A 3.35% 9/22/25 #	830,000	832,665

CarMax Auto Owner Trust Series 2018-2 B 3.37% 10/16/23	1,850,000	1,854,465
Dell Equipment Finance Trust Series 2021-2 A2 144A 0.33% 12/22/26 #	1,800,000	1,777,399
Ford Credit Auto Owner Trust
Series 2021-A B 0.70% 10/15/26	180,000	168,719
Series 2022-A B 1.91% 7/15/27	1,665,000	1,599,884

Ford Credit Floorplan Master Owner Trust A Series 2020-1 A1 0.70% 9/15/25	5,330,000	5,173,140
GM Financial Automobile Leasing Trust Series 2022-1 B 2.23% 2/20/26	2,150,000	2,114,813
GM Financial Leasing Trust Series 2021-1 B 0.54% 2/20/25	270,000	262,290
12    NQ-022 [3/22] 5/22 (2218467)

(Unaudited)
	Principal amount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)

GMF Floorplan Owner Revolving Trust Series 2020-1 A 144A 0.68% 8/15/25 #	500,000	$ 486,885
Hyundai Auto Lease Securitization Trust Series 2021-A B 144A 0.61% 10/15/25 #	4,100,000	4,006,208
John Deere Owner Trust Series 2019-A A3 2.91% 7/17/23	297,828	298,297
JPMorgan Chase Bank Series 2020-2 B 144A 0.84% 2/25/28 #	1,264,124	1,247,788
MMAF Equipment Finance Series 2020-BA A2 144A 0.38% 8/14/23 #	2,460,073	2,448,071
Tesla Auto Lease Trust Series 2021-A B 144A 1.02% 3/20/25 #	4,725,000	4,571,952
Trafigura Securitisation Finance Series 2021-1A A2 144A 1.08% 1/15/25 #	3,850,000	3,668,549
UNIFY Auto Receivables Trust Series 2021-1A A3 144A 0.51% 6/16/25 #	400,000	395,212
Verizon Master Trust Series 2022-2 B 1.83% 7/20/28	1,665,000	1,610,690
Verizon Owner Trust Series 2020-C A 0.41% 4/21/25	1,000,000	980,576
Volkswagen Auto Lease Trust Series 2020-A A4 0.45% 7/21/25	150,000	147,344
Total Non-Agency Asset-Backed Securities (cost $35,558,523)		34,654,271

Loan Agreements — 0.21%
Applied Systems 1st Lien 3.763% (LIBOR03M + 4.01%) 9/19/24 •	244,033	242,769
AssuredPartners 3.833% (LIBOR01M + 3.96%) 2/12/27 •	258,536	255,830
Charter Communications Operating Tranche B2 2.21% (LIBOR01M + 2.21%) 2/1/27 •	239,446	237,725
Gardner Denver Tranche B-1 2.083% (LIBOR01M + 2.21%) 3/1/27 •	204,102	201,155
Total Loan Agreements (cost $940,314)		937,479

Sovereign Bonds — 0.32%
Croatia — 0.05%
Croatia Government International Bond 144A 5.50% 4/4/23 #	200,000	206,546
		206,546
NQ-022 [3/22] 5/22 (2218467)    13

Schedule of investments
Delaware Limited-Term Diversified Income Fund (Unaudited)
	Principal amount°	Value (US $)

Sovereign Bonds (continued)
Hong Kong — 0.04%
Airport Authority 144A 1.75% 1/12/27 #	200,000	$ 189,889
		189,889
Nigeria — 0.06%
Nigeria Government International Bond 5.625% 6/27/22	250,000	250,237
		250,237
Philippines — 0.04%
Philippine Government International Bond 3.229% 3/29/27	200,000	202,837
		202,837
Saudi Arabia — 0.05%
Kingdom of Saudi Arabia Sukuk 144A 2.894% 4/20/22 #	250,000	250,137
		250,137
Turkey — 0.04%
Turkiye Ihracat Kredi Bankasi 144A 5.75% 7/6/26 #	200,000	183,645
		183,645
Uzbekistan — 0.04%
Republic of Uzbekistan International Bond 144A 4.75% 2/20/24 #	200,000	200,631
		200,631
Total Sovereign Bonds (cost $1,509,886)		1,483,922

US Treasury Obligations — 8.42%
United States Treasury Floating Rate Note 0.656% (USBMMY3M + -0.02%) 1/31/24 •	4,605,000	4,610,266
US Treasury Notes
0.375% 9/15/24	1,060,000	1,007,248
1.75% 3/15/25	8,220,000	8,046,610
2.25% 3/31/24	24,550,000	24,517,874
2.50% 3/31/27	455,000	456,031
Total US Treasury Obligations (cost $38,673,068)		38,638,029
14    NQ-022 [3/22] 5/22 (2218467)

(Unaudited)
	Number of shares	Value (US $)
Short-Term Investments — 4.08%
Money Market Mutual Funds — 4.08%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.23%)	4,681,475	$ 4,681,475
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.12%)	4,681,475	4,681,475
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.25%)	4,681,475	4,681,475
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.23%)	4,681,475	4,681,475
Total Short-Term Investments (cost $18,725,900)		18,725,900
Total Value of Securities—102.29% (cost $482,974,876)		469,425,981

Liabilities Net of Receivables and Other Assets—(2.29%)*		(10,507,676)
Net Assets Applicable to 57,421,839 Shares Outstanding—100.00%		$458,918,305
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
♦	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2022, the aggregate value of Rule 144A securities was $160,143,487, which represents 34.90% of the Fund's net assets.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2022. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
‡	Non-income producing security. Security is currently in default.
*	Of this amount, $215,952 represents cash collateral posted for futures contracts.
NQ-022 [3/22] 5/22 (2218467)    15

Schedule of investments
Delaware Limited-Term Diversified Income Fund (Unaudited)
The following futures contracts were outstanding at March 31, 2022:
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
113	US Treasury 2yr Notes	$23,947,172	$24,237,880	6/30/22	$—	$(290,708)	$(22,070)
(30)	US Treasury 5 yr Notes	(3,440,625)	(3,522,820)	6/30/22	82,195	—	5,156
78	US Treasury 3 yr Notes	17,018,625	17,341,411	6/30/22	—	(322,786)	(19,500)
Total Futures Contracts			$38,056,471		$82,195	$(613,494)	$(36,414)
The use of futures contracts involves elements of market risk and risks in excess of the amounts disclosed in these financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the variation margin is reflected in the Fund’s net assets.
Summary of abbreviations:
CLO – Collateralized Loan Obligation
DAC – Designated Activity Company
DIFC – Dubai International Financial Centre
FREMF – Freddie Mac Multifamily
GNMA – Government National Mortgage Association
GS – Goldman Sachs
ICE – Intercontinental Exchange, Inc.
LIBOR – London Interbank Offered Rate
LIBOR01M – ICE LIBOR USD 1 Month
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
REMIC – Real Estate Mortgage Investment Conduit
S&P – Standard & Poor’s Financial Services LLC
16    NQ-022 [3/22] 5/22 (2218467)

(Unaudited)
Summary of abbreviations: (continued)
S.F. – Single Family
SOFR – Secured Overnight Financing Rate
TSFR03M – 3 Month Term Secured Overnight Financing Rate
USBMMY3M – US Treasury 3 Month Bill Money Market Yield
USD – US Dollar
yr – Year
NQ-022 [3/22] 5/22 (2218467)    17